COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Future Minimum Rental Commitments

(In thousands)	Non-Cancelable Operating Lease	Non-Cancelable Contracts	Capital Expenditure Commitments	Employment/Talent Contracts
2013	$380,288	$561,837	$80,143	$85,762
2014	330,397	473,937	25,426	66,304
2015	316,951	418,056	21,273	60,383
2016	255,262	311,889	7,688	58,320
2017	210,444	154,668	11,112	17,536
Thereafter	1,283,847	450,526	932	-

Total	$2,777,189	$2,370,923	$146,574	$288,305